Incentive Stock Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Incentive Stock Plan

6. Incentive Stock Plan

On August 4, 2021, our Board of Directors created and our stockholders approved the 2021 Blackboxstocks, Inc. Incentive Stock Plan (the “2021 Plan”) which became effective August 31, 2021. Effective October 7, 2022, the Company’s Stockholders approved an amendment and restatement of the 2021 Plan to increase the numbers of issuable shares from 187,500 to 312,500. On February 6, 2023 the Company’s stockholders approved the amendment and restatement of the 2021 Plan to increase the number of shares available for issuance from 312,500 to 612,500 shares. The 2021 Plan allows the Company, under the direction of the Board of Directors or a committee thereof, to make grants of stock options, restricted and unrestricted stock and other stock-based awards to employees, including our executive officers, consultants and directors.

During the period ended March 31, 2025, the Company calculated the fair value of the options granted based on assumptions used in the Cox-Ross-Rubinstein binomial pricing model using the following inputs: the price of the Company’s common stock on the date of issuance; risk-free interest rate of 4.43%, expected volatility of 153% based on the volatility of the Company’s common stock, exercise price of $3.46, and terms of 10 years.

During the three months ended March 31, 2025, 46,787 shares of restricted common stock valued at $161,430 were granted. The restricted common stock vest equally on March 31, 2025, June 30, 2025, September 30, 2025, and December 31, 2025.

The following table presents the Company’s options as of March 31, 2025:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Options as of December 31, 2024	144,125	$9.09	7.35
Issued	15,000	$3.46	10.00
Forfeited	-	$-	-
Exercised	(9,000)	$3.65	8.38
Options as of March 31, 2025	150,125	$8.86	7.32

At March 31, 2025, options to purchase 138,875 shares were vested and options to purchase 11,250 shares remained unvested. The Company expects to incur expenses for the unvested options totaling $38,415 as they vest.

6. Incentive Stock Plan

On August 4, 2021, our Board of Directors created and our stockholders approved the 2021 Blackboxstocks, Inc. Incentive Stock Plan (the “2021 Plan”) which became effective August 31, 2021. Effective October 7, 2022, the Company’s Stockholders approved an amendment and restatement of the 2021 Plan to increase the numbers of issuable shares from 187,500 to 312,500. On February 6, 2023 the Company’s stockholders approved the amendment and restatement the 2021 Plan to increase the number of shares available for issuance from 312,500 to 612,500 shares. The 2021 Plan allows the Company, under the direction of the Board of Directors or a committee thereof, to make grants of stock options, restricted and unrestricted stock and other stock-based awards to employees, including our executive officers, consultants and directors.

During the period ended December 31, 2023, the Company calculated the fair value of the options granted based on assumptions used in the Cox-Ross-Rubinstein binomial pricing model using the following inputs: the price of the Company’s common stock on the date of issuance; risk-free interest rate ranging from 3.73% to 4.44%, expected volatility ranging from 130% to 140% based on the volatility of the Company’s common stock, various exercise prices, and terms of 10 years. No options or warrants were issued by the Company for the year ended December 31, 2024

During November 2023, 11,858 shares of restricted common stock valued at $30,000 were granted which vested over 12 months

During the year ended December 31, 2023, 342,374 shares of restricted common stock were granted. The restricted shares, valued at $856,384, were vested at issuance.

During the year ended December 31, 2024, 23,130 shares of restricted common stock were granted. The restricted shares, valued at $92,850, were vested at issuance.

The following table presents the Company’s options as of December 31, 2024 and 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Options as of December 31, 2022	167,561	$11.68	8.78
Issued	78,750	$3.59	10.00
Forfeited	(30,686)	$9.90	8.78
Exercised	-	$-	-
Options as of December 31, 2023	215,625	$8.97	8.37
Issued	-	$-	-
Forfeited	(71,500)	$6.03	6.56
Exercised	-	$-	-
Options as of December 31, 2024	144,125	$9.09	7.35

During the years ended December 31, 2024 and 2023, stock-based compensation related to options totaled $190,796 and $444,383, respectively.

At December 31, 2024, options to purchase 144,125 shares were vested and no options remained unvested.